UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2015

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Small-Mid Cap Fund

Pure Contrarian Fund

Blue Chip 25 Fund

Equity Income Fund

www.hodgesfunds.com

Hodges Capital — Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1

Sector Allocations	11

Expense Examples	14

Schedules of Investments	17

Statements of Assets and Liabilities	29

Statements of Operations	31

Statements of Changes in Net Assets	33

Financial Highlights	40

Notes to Financial Statements	49

Approval of Investment Advisory Agreements	61

Additional Information	64

Privacy Notice	65

Hodges Mutual Funds

September 30, 2015

Dear Shareholder:

Returns (Retail Class) as of 09/30/2015:

						Since
	6 Months	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	-11.60%	-14.11%	16.15%	11.98%	5.28%	9.54%
S&P 500 Total Return	-6.18%	-0.61%	12.40%	13.34%	6.80%	9.19%

Hodges Small Cap Fund (12/18/07)	-12.43%	-6.94%	12.99%	15.41%	N/A	9.78%
Russell 2000 Total Return	-11.55%	1.25%	11.02%	11.73%	N/A	6.45%

Hodges Small Intrinsic Value Fund (12/26/13)	-10.96%	5.23%	N/A	N/A	N/A	5.89%
Russell 2000 Value Total Return	-11.80%	-1.60%	N/A	N/A	N/A	-3.55%

Hodges Small-Mid Fund (12/26/13)	-7.30%	-2.83%	N/A	N/A	N/A	3.69%
Russell 2500 Total Return	-10.60%	0.38%	N/A	N/A	N/A	0.59%

Hodges Pure Contrarian Fund (9/10/09)	-21.03%	-25.48%	2.13%	3.04%	N/A	5.12%
S&P 500 Total Return	-6.18%	-0.61%	12.40%	13.34%	N/A	12.93%

Hodges Blue Chip 25 Fund (9/10/09)	-6.88%	-7.04%	12.80%	11.85%	N/A	10.47%
Russell 1000 Total Return	-6.72%	-0.61%	12.66%	13.42%	N/A	13.11%

Hodges Equity Income Fund (9/10/09)	-9.21%	-5.56%	6.40%	8.90%	N/A	9.69%
S&P 500 Total Return	-6.18%	-0.61%	12.40%	13.34%	N/A	12.93%

* Average Annualized
	HDPMX	HDPSX	HDSVX	HDSMX	HDPCX	HDPBX	HDPEX

Gross Expense Ratio^	1.32%	1.32%	1.99%**	2.25%**	2.01%**	1.66%**	1.47%**

Net Expense Ratio^	1.32%	1.32%	1.32%**	1.41%**	1.40%**	1.31%**	1.30%**

^ Ratios are from the Prospectus dated July 29, 2015.
** The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses until at least July 31, 2016. This figure includes
Acquired Fund Fees and Expenses, and excludes interest, taxes and extraordinary expenses.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The funds impose a 1.00% redemption fee on shares held for thirty days or less. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

During the past couple of months, U.S. stocks experienced their worst correction in nearly four years, ending the recent six month period down 6.18% as measured by the S&P 500.  While many investors are likely wondering “is this more than a correction?”, we would note that market corrections of 10% are often a normal part of a typical bull market.  Although timing the exact bottom in any market sell-off is difficult, roughly half of the S&P 500 is down more than 20% year-to-date and only a third of the index has an upward sloping 200-day moving average according to FactSet.  Considering this pullback, we are concentrating the number of holdings in most of our portfolios and adding to our highest conviction stocks that have become oversold during the last few months.

Although not true for every sector, a strong dollar and lower commodity prices can be a positive for the underlying health of certain aspects of the domestic economy.  As always, we are making a conscious effort to remain objective and open-minded in our buy and sell decisions, while continuously looking for new opportunities around every corner.  What’s more, we believe that there are many high quality companies running great businesses with excellent management teams that are now trading at bargain prices.  Excluding the 60% fall in energy related profits this year and the short-term effects of currency translation, we believe the core earnings and cash flow among many U.S. companies are still intact.  We see equity valuations as attractive with

Hodges Mutual Funds

the S&P 500 now back to 15-16X forward earnings.  The inverse of this multiple is an earnings yield around 7% compared to the 10-year treasury yield near 2%.  We believe this risk premium indicates the potential reward for holding stocks outweighs the underlying downside risk.

The research team at Hodges Capital Management has continued to rigorously gather and analyze firsthand information from a broad scope of publicly traded companies.  These efforts have led us to a few worthwhile observations.  First, most domestic corporations outside of the energy sector are still generating respectable levels of profitability and experiencing growth.  Second, many of the companies that we follow have increased capital spending over the past couple of years in response to new opportunities and a more stable domestic economy.  Such capital expenditures include investments in property, plants, and equipment to meet demand, as well as spending on information technology to enhance productivity and lower costs.  Finally, corporate balance sheets have generally been in good shape, allowing many corporations to invest in capital projects and acquisitions, as well as buy back shares and pay dividends.  While not every facet of the economy appears rosy, we view current conditions as providing no shortage of individual stocks with good potential relative to their underlying risk.

Looking ahead, we do not expect the next six months to be without its challenges and would not be surprised to see volatility continue as investors fret over the possibility of eventual increases in interest rates, geopolitical uncertainty, lumpiness in global economic growth, and turbulent commodity markets. While this is a difficult time to ignore the macro conditions, the investment team at Hodges Capital Management is not trying to forecast or time such uncertainties.  Instead, we are rigorously looking for investments in well-run businesses that control their own destiny and thus rely on ingenuity and well calculated business decisions.  Although the macro conditions impacting the market can seem overwhelming at times, it is important to remember that the long-term performance of stock price is determined by the future earnings and cash flow of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, we believe earnings power and prevailing interest rates are more important to future stock prices than political drama or monthly economic survey statistics.  In conclusion, we see the remainder of 2015 as an ideal environment for active portfolio managers that can tune out the daily macro headlines and carefully select individual stocks.

Hodges Mutual Funds

Hodges Fund (HDPMX)

During the first six months of this fiscal year, The Hodges Fund’s return was a loss of 11.60% compared to a loss of 6.18% for the S&P 500 Index.  Negative relative performance in the past six months reflected the Fund’s overweighed exposure to oil related and industrial stocks, which saw a significant setback during this period.

The Hodges Fund remains focused on investments where we have the highest conviction.  The number of stocks held in the Fund at the end of September declined to 33 from 43 at the end of the fiscal year.  During the past six months, we took profits in a few stocks that appeared to offer less additional upside potential relative to their downside risk, increased the size of several existing positions in which we remain convicted, and entered into several new positions.  For example, the Hodges Fund harvested some of its profits in PFSweb (PFSW), Panhandle Oil & Gas (PHX), and Costco Wholesale Corp (COST), while increasing our core position in NXP Semiconductors (NXPI).  The Fund also entered into several new positions that included Summit Materials (SUM) and Ruckus Wireless (RKUS).  The top ten holdings at September 30, 2015 included Texas Pacific Land Trust (TPL), J.C. Penney (JCP), Trinity Industries (TRN), Matador Resources (MTDR), Eagle Materials (EXP), D. R. Horton (DHI), Helmerich & Payne (HP), Freeport-McMoRan (FCX), Southwest Airlines (LUV) and Primoris Services (PRIM) and represented 57.20% of the Fund’s holdings.

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

During the six months ending September 30, 2015, the Hodges Small Cap Fund experienced a loss of 12.43% versus a loss of 11.55% for the Russell 2000 Index.  Performance in the past six months reflected weakness across many of the Fund’s industrial, financial, and specialty pharmaceutical stocks.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names, which we expect could contribute to the Fund’s long-term performance. The Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals, and established several new positions in stocks that we view as having an attractive risk/reward profile.  The total number of stocks held in the Fund was 88.  Top ten holdings at September 30, 2015 represented 19.31% of the Fund’s holdings and included Casey’s General Stores (CASY), American Airlines Group (AAL), Trinity Industries (TRN), Eagle Materials (EXP), Fortinet (FTNT), U.S. Concrete (USCR), LegacyTexas Financial Group (LTXB), Texas Pacific Land Trust (TPL), Brinker International (EAT), and Cinemark Holdings (CINE).

While the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market, we view the current environment as an advantageous period for active stock picking within the small cap segment of the market.  Although small caps (as measured by the Russell 2000) underperformed the broader market (as measured by the S&P 500) in the past six months of 2015, experiencing losses of 11.55% and 6.18%, respectively, we see this time as a potentially rewarding time to conduct time-intensive research on the fundamentals of individual companies.  Moreover, we expect small cap investing to require a greater degree of individual stock selection and are now focusing on a broader number of sectors within the small cap universe that in many cases are underfollowed by larger institutional investors.  Additionally, we have already seen merger activity pick up this year as larger companies seek to grow by acquiring smaller businesses that can complement or expand their addressable markets.  In many cases, such consolidation activity should support multiples for small cap stocks that could become the acquisition targets of larger companies.

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund experienced a loss of 10.96% in the first six months of its current fiscal year compared to a loss of 11.80% for its benchmark, the Russell 2000 Value Index.  Solid year-to-date relative performance has been entirely attributed to stock selection versus sector allocation or market timing.  The top five portfolio contributors included LGI Homes (LGHI), U.S. Concrete (USCR), Volaris Aviation (VLRS), Cooper Tire & Rubber (CTB), and J.C. Penney (JCP).  Top ten holdings at September 30, 2015 represented 26.71% of the Fund’s holdings and included U.S. Concrete (USCR), MarineMax (HZO), American Eagle Outfitters (AEO), Stewart Information Services (STC), LegacyTexas Financial Group (LTXB), Trinity Industries (TRN), LGI Homes (LGIH), ClubCorp Holdings (MYCC), State National Companies (SNC), and J.C. Penney (JCP).

Hodges Mutual Funds

Hodges Small-Mid Cap Fund (HDSMX)

For the six months ended September 30, 2015, the Hodges Small-Mid Cap Fund experienced a loss of 7.30% compared to a loss of 10.60% for the Russell 2500.  The Fund’s solid relative performance in this period was attributed to individual stock selection.  As of September 30, 2015, the top ten holdings at the end of the six months represented 35.87% of the Fund’s holdings and included Tractor Supply Company (TSCO), O’ Reilly Automotive (ORLY), Alaska Air Group (ALK), Cal-Maine Foods (CALM), Cullen/Frost Bankers (CFR), Skyworks Solutions (SWKS), Cracker Barrel Old Country Store (CRBL), Whirlpool (WHR), Eagle Materials (EXP), and Owens Corning (OC).

Hodges Mutual Funds

Hodges Pure Contrarian Fund (HDPCX)

The Pure Contrarian Fund experienced a loss of 21.03% in the past six months compared to a loss of 6.18% for the S&P 500 Index.  Disappointing relative performance in the recent six months was largely attributed to significant weakness among several out-of-favor names that are highly sensitive to commodity prices.  These names included United States Steel Corp. (X), Southwestern Energy (SWN), and Cliffs Natural Resources (CLF).

The Pure Contrarian Fund’s objective is to seek long-term capital appreciation by investing in out-of-favor or unloved stocks.  Although timing a recovery in unloved stocks can be tricky over short periods of time, we believe this strategy could be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing. During the recent six months period, the Fund continued to find out-of-favor investment opportunities in marine fuel provider, Aegean Marine Petroleum Network (ANW), and egg producer, Cal-Maine Foods (CALM).  Top ten holdings included J.C. Penney (JCP), Luby’s (LUB), A. H. Belo (BELO), The Dixie Group (DXYN), Intrusion (INTZ), Builders FirstSource (BLDR), Freeport-McMoRan (FCX), Stratasys (SSYS), PFSweb (PFSW), and FelCor Lodging Trust (FCH) at September 30, 2015 and represented 63.65% of the Fund’s holdings.

Hodges Mutual Funds

Hodges Blue Chip 25 Fund (HDPBX)

The Hodges Blue Chip 25 Fund experienced a negative return in the six months ending September 30, 2015 of 6.88% compared to a loss of 6.72% for the Russell 1000 Index.  Declines in the share prices of Helmerich & Payne (HP) and AbbVie (ABBV) were the largest drag on performance in the six month period. While relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, we believe the Fund’s concentrated portfolio of large-cap companies is currently well positioned to potentially capitalize on improving business conditions across what we view as many higher quality stocks.  Top ten holdings at September 30, 2015 represented 54.35% of the Fund’s holdings and included Facebook, (FB), Under Armour (UA), Texas Pacific Land Trust (TPL), The Home Depot (HD), Starbucks (SBUX), NIKE (NKE), The Walt Disney Company (DIS), The Boeing Company (BA), Costco Wholesale (COST), and AmerisourceBergen (ABC).

Hodges Mutual Funds

Hodges Equity Income Fund (HDPEX)

The Hodges Equity Income Fund experienced a loss of 9.21% in the six months ending September 30, 2015 compared to a loss of 6.18% for the S&P 500.  Negative performance relative to the S&P 500 in the recent six month period reflected weakness among several of the Fund’s dividend paying stocks, such as Caterpillar (CAT), Helmerich & Payne (HP), and Gilead Sciences (GILD).

The Hodges Equity Income Fund’s objective is to seek income and long-term capital appreciation. We seek income through investment in dividend-paying stocks. With improving corporate profits supporting the ability of companies to pay out dividends, we believe we are finding plenty of attractive dividend-paying stocks that offer upside potential in addition to dividend income. The Fund’s portfolio had minimal turnover in the recent six month period and remained well diversified in companies that we believe can generate above average income and total returns on a risk adjusted basis.  Top ten holdings at September 30, 2015 represented 48.80% of the Fund’s holdings and included The Boeing Company (BA), The Home Depot (HD), Cracker Barrel Old Country Store (CRBL), Microsoft (MSFT), Johnson & Johnson (JNJ), The GEO Group (GEO), Cal-Maine Foods (CALM), AbbVie (ABBV), Gilead Sciences (GILD), and Cinemark Holdings (CINE)

Conclusion

In conclusion, we remain encouraged by the long-term investment opportunities surrounding the Hodges Mutual Funds.  By offering seven distinct mutual fund strategies that cover most major segments of the domestic equity market, we have the opportunity to serve the diversification needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and traders are working diligently by studying companies, meeting with management teams, observing trends, and attempting to navigate today’s financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Craig Hodges	Eric Marshall
Co-Portfolio Manager	Co-Portfolio Manager

Gary Bradshaw
Co-Portfolio Manager

Hodges Mutual Funds

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Hodges Funds, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility. Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund.  Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments for additional information.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000 Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 2500 Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 3000 Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.  You cannot invest directly in an index.

Cash Flow: A revenue or expense stream that changes a cash account over a given period.

Correlation: A statistical measure of the degree to which the movements of two variables (stock/ option/ convertible prices or returns) are related.

Forward Earnings: A company’s forecasted, or estimated, earnings made by analysts or by the company itself.

Earnings Yield: The earnings per share for the most recent 12-month period divided by the current market price per share.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2015 (Unaudited)

(as a percentage of net assets)

Hodges Fund

*  Cash equivalents and other assets less liabilities.

Hodges Small Cap Fund

*  Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2015 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Small Intrinsic Value Fund

*  Cash equivalents and other assets less liabilities.

Hodges Small-Mid Cap Fund

*  Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2015 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund

*  Cash equivalents and other assets less liabilities.

Hodges Blue Chip 25 Fund

*  Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2015 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Equity Income Fund

*  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLES For the Six Months Ended September 30, 2015 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/15 – 9/30/15).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2015 (Unaudited) (Continued)

Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[1]
Retail Class Actual	$1,000.00	$ 884.00	$6.17
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.61
Institutional Class Actual	$1,000.00	$ 885.50	$4.67
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.00

[1]
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six-month period of 1.31% for the Retail Class shares, and 0.99% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[2]
Retail Class Actual	$1,000.00	$ 875.70	$5.96
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.41
Institutional Class Actual	$1,000.00	$ 877.20	$4.51
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.20	$4.85

[2]
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six-month period of 1.27% for the Retail Class shares, and 0.96% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Small Intrinsic Value Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[3]
Actual	$1,000.00	$ 890.40	$6.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.51

[3]
Expenses are equal to the Hodges Small Intrinsic Value Fund’s expense ratio for the most recent six-month period of 1.29% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Small-Mid Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[4]
Actual	$1,000.00	$ 927.00	$6.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$7.06

[4]
Expenses are equal to the Hodges Small-Mid Cap Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2015 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[5]
Actual	$1,000.00	$ 789.70	$6.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$7.06

[5]
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[6]
Actual	$1,000.00	$ 931.20	$6.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.56

[6]
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/15	Value 9/30/15	4/1/15 – 9/30/15[7]
Actual	$1,000.00	$ 907.90	$6.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.56

[7]
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 85.6%

Air Transportation: 7.5%
195,000	Delta Air Lines, Inc.	$8,749,650
252,500	Southwest Airlines Co.	9,605,100
		18,354,750

Basic Materials Manufacturing: 8.3%
400,000	Builders FirstSource, Inc.*	5,072,000
175,000	Eagle Materials, Inc.	11,973,500
180,000	Summit Materials, Inc.*	3,378,600
		20,424,100

Computer & Electronic Products: 3.7%
200,000	Micron Technology, Inc.*	2,996,000
70,000	NXP Semiconductors NV*	6,094,900
		9,090,900

Construction: 9.3%
377,500	DR Horton, Inc.	11,083,400
500,000	Primoris Services Corp.	8,955,000
145,000	Pulte Group, Inc.	2,736,150
		22,774,550

Food Services: 4.1%
1,720,000	Luby’s, Inc.*,1,2	8,548,400
138,184	Rocky Mountain
	Chocolate Factory, Inc.[2]	1,554,570
		10,102,970

Internet Services: 3.5%
95,000	Facebook, Inc.*	8,540,500

Manufacturing: 3.2%
953,100	The Dixie Group, Inc.*,1,2	7,967,916

Mining, Oil & Gas Extraction: 18.0%
3,058,000	Comstock Resources, Inc.[1]	5,840,780
1,050,000	Freeport-McMoRan
	Copper & Gold, Inc.	10,174,500
233,000	Helmerich & Payne, Inc.	11,011,580
3,500,000	Hercules Offshore, Inc.*	206,500
800,000	Hyperdynamics Corp.*,2	640,000
650,000	Matador Resources Co.*	13,481,000
200,000	Oasis Petroleum, Inc.*	1,736,000
75,000	Panhandle Oil and Gas, Inc.	1,131,200
		44,221,560

Pharmaceuticals: 2.3%
40,000	Intra-Cellular Therapies, Inc.*	1,601,600
294,050	Supernus Pharmaceuticals, Inc.*	4,125,521
		5,727,121

Publishing Industries: 1.7%
846,950	A.H. Belo Corp. – Class A1,2	4,175,464

Rental & Leasing: 1.5%
60,000	United Rentals, Inc.*	3,603,000
140,000	Boot Barn Holdings, Inc.*	2,580,200
70,000	The Home Depot, Inc.	8,084,300
2,000,000	J.C. Penney Co., Inc.*	18,580,000
35,000	Ulta Salon Cosmetics &
	Fragrance, Inc.*	5,717,250
		34,961,750

Transportation Equipment: 6.6%
709,800	Trinity Industries, Inc.	16,091,166

Wireless Telecommunications Carriers: 1.7%
350,000	Ruckus Wireless, Inc.*	4,158,000

TOTAL COMMON STOCKS
(Cost $237,372,604)		210,193,747

PARTNERSHIPS & TRUSTS: 12.0%

Land Ownership & Leasing: 12.0%
210,868	Texas Pacific Land Trust[1,2]	29,574,237

TOTAL PARTNERSHIPS & TRUSTS
(Cost $6,247,604)		29,574,237

Contracts
(100 shares per contract)

CALL OPTIONS PURCHASED: 2.3%

Computer & Electronic Products: 0.0%
225	NXP Semiconductors NV
	Expiration: January 2016,
	Exercise Price: $105.00*	51,187

Household Goods: 0.2%
	Whirlpool Corp.
400	Expiration: December 2015,
	Exercise Price: $155.00*	218,000
275	Expiration: January 2016,
	Exercise Price: $150.00*	241,313
		459,313

Mining, Oil & Gas Extraction: 0.3%
	ConocoPhillips
700	Expiration: November 2015,
	Exercise Price: $40.00*	532,000
300	Expiration: November 2015,
	Exercise Price: $40.00*	246,000
		778,000

Pharmaceuticals: 0.0%
500	Pacira Pharmaceuticals, Inc.
	Expiration: February 2016,
	Exercise Price: $75.00*	55,000

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited) (Continued)

Contracts
(100 shares per contract)		Value

CALL OPTIONS PURCHASED: 2.3% (Continued)

Retail Trade: 1.0%
150	Amazon.com, Inc.
	Expiration: January 2016,
	Exercise Price: $355.00*	$2,430,375

Software Publishers: 0.7%
1,000	Electronic Arts, Inc.
	Expiration: January 2016,
	Exercise Price: $50.00*	1,797,500

Transportation Equipment: 0.1%
500	Wabtec Corp.
	Expiration: October 2015,
	Exercise Price: $90.00*	75,000

TOTAL CALL OPTIONS PURCHASED
(Cost $6,927,219)		5,646,375

SHORT-TERM INVESTMENTS: 0.1%

Money Market Fund: 0.1%
283,395	Fidelity Money Market Portfolio -
	Select Class, 0.09%[3]	283,395

TOTAL SHORT-TERM INVESTMENTS
(Cost $283,395)		283,395

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $250,830,822)		245,697,754
Liabilities in Excess of Other Assets: (0.0)%		(122,484)
TOTAL NET ASSETS: 100.0%		$245,575,270

*	Non-income producing security.
[1]	Affiliated company as defined by the Investment Company Act of 1940.
[2]	A portion of this security is considered illiquid. As of September 30, 2015, the total market value of the investments considered illiquid was $37,959,913 or 15.5% of total net assets.
[3]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 92.3%

Advertising & Public Relations: 0.1%
924,595	Tremor Video, Inc.*,1	$1,719,747

Air Transportation: 3.7%
1,000,000	American Airlines Group, Inc.	38,830,000
994,000	Controladora Vuela Cia De
	Aviacion SAB de CV - ADR*	14,830,480
340,000	Spirit Airlines, Inc.*	16,082,000
		69,742,480

Apparel Manufacturing: 1.6%
350,000	G-III Apparel Group Ltd.*	21,581,000
437,085	Tumi Holdings, Inc.*	7,701,438
		29,282,438

Automotive Retail: 4.4%
330,000	Group 1 Automotive, Inc.	28,099,500
280,000	Lithia Motors, Inc.	30,270,800
360,000	Monro Muffler Brake, Inc.	24,318,000
		82,688,300

Basic Materials Manufacturing: 10.0%
1,475,000	Commercial Metals Co.	19,986,250
550,000	Eagle Materials, Inc.	37,631,000
732,800	Encore Wire Corp. [1]	23,940,576
1,000,000	Graphic Packaging Holding Co.	12,790,000
1,660,000	KapStone Paper &
	Packaging Corp.	27,406,600
1,100,000	Mueller Water Products, Inc.	8,426,000
657,000	TimkenSteel Corp.	6,648,840
735,000	U.S. Concrete, Inc.*,2	35,125,650
1,400,000	United States Steel Corp.	14,588,000
		186,542,916

Broadcasting: 0.8%
1,525,500	Entravision Communications Corp.	10,129,320
100,000	Nexstar Broadcasting
	Group, Inc. - Class A	4,735,000
		14,864,320

Business Support Services: 0.7%
200,000	Heartland Payment Systems, Inc.	12,602,000

Computer & Electronic Products: 4.9%
1,000,000	Diodes, Inc.*	21,370,000
400,000	FARO Technologies, Inc.*	14,000,000
825,000	Interphase Corp.*,2	140,250
1,270,000	Nimble Storage, Inc.*	30,632,400
300,000	Synaptics, Inc.*	24,738,000
		90,880,650

Construction: 1.2%
1,300,000	Primoris Services Corp.	23,283,000

Depository Credit Intermediation: 5.2%
1,025,000	Hilltop Holdings, Inc.*	20,305,250
700,000	Independent Bank Group, Inc.[1]	26,901,000
1,100,000	LegacyTexas Financial Group, Inc.	33,528,000
310,000	Texas Capital BancShares, Inc.*	16,250,200
		96,984,450

Electrical Equipment: 2.2%
328,100	Greatbatch, Inc.*	18,511,402
250,000	Littelfuse, Inc.	22,787,500
		41,298,902

Employment Services: 1.3%
450,000	Team Health Holdings, Inc.*	24,313,500

Financial Services: 0.9%
405,000	Blackhawk Network
	Holdings, Inc.*	17,167,950

Food & Beverage Manufacturing: 2.4%
410,000	Cal-Maine Foods, Inc.	22,390,100
1,100,000	Pilgrim’s Pride Corp.	22,858,000
		45,248,100

Food & Beverage Products: 0.8%
1,800,000	Boulder Brands, Inc.*	14,742,000

Food Services: 5.2%
625,000	Brinker International, Inc.	32,918,750
215,000	Cracker Barrel Old
	Country Store, Inc.	31,665,200
940,000	Luby’s, Inc.*,1,2	4,671,800
500,000	Popeyes Louisiana Kitchen, Inc.*	28,180,000
		97,435,750

Freight Transportation: 2.1%
1,000,000	Marten Transport Ltd.[1]	16,170,000
1,550,000	Swift Transportation Co.*	23,281,000
		39,451,000

Furniture Manufacturing: 1.3%
1,300,000	Steelcase, Inc.	23,933,000

General Manufacturing: 2.5%
780,000	Cooper Tire & Rubber Co.	30,817,800
225,000	Esterline Technologies Corp.*	16,175,250
		46,993,050

Health Care Facilities: 1.4%
335,000	Amsurg Corp.*	26,032,850

Hotels, Restaurants & Leisure: 2.4%
1,025,436	Intrawest Resorts Holdings, Inc.*,1	8,880,276
1,000,000	La Quinta Holdings, Inc.*	15,780,000
200,000	Vail Resorts, Inc.	20,936,000
		45,596,276

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 92.3% (Continued)

Household Goods: 0.9%
175,000	Spectrum Brands Holdings, Inc.	$16,014,250

Internet Services: 1.7%
1,643,000	Gogo, Inc.*	25,105,040
638,400	Points International Ltd.*,1	6,933,024
		32,038,064

Investment Management: 1.5%
1,700,000	Wisdomtree Investments, Inc.	27,421,000

Land Ownership & Leasing: 1.2%
1,125,000	The St. Joe Co.*	21,521,250

Machinery: 2.0%
500,000	AGCO Corp.	23,315,000
300,000	Alamo Group, Inc.[1]	14,025,000
		37,340,000

Medical Equipment & Supplies Manufacturing: 4.7%
768,710	Natus Medical, Inc.*	30,325,609
600,000	NuVasive, Inc.*	28,932,000
440,000	STERIS Corp.	28,586,800
		87,844,409

Mining, Oil & Gas Extraction: 5.9%
1,800,000	Bonanza Creek Energy, Inc.*	7,326,000
2,110,000	Comstock Resources, Inc.[2]	4,030,100
245,000	Diamondback Energy, Inc.*	15,827,000
495,500	EnLink Midstream, LLC	9,057,740
1,290,000	Hercules Offshore, Inc.*	76,110
1,223,000	Matador Resources Co.*	25,365,020
1,000,000	Memorial Resource
	Development Corp.*	17,580,000
1,000,000	Oasis Petroleum, Inc.*	8,680,000
1,120,000	RSP Permian, Inc.*	22,680,000
		110,621,970

Movie Production & Theaters: 1.7%
975,000	Cinemark Holdings, Inc.	31,677,750

Non-Depository Credit Intermediation: 0.8%
435,000	Waddell & Reed Financial, Inc.	15,124,950

Petroleum Products: 0.4%
1,200,000	Aegean Marine Petroleum
	Network, Inc.[1]	8,088,000

Pharmaceuticals: 1.4%
1,350,000	Horizon Pharma PLC*	26,757,000

Recreation: 1.5%
1,300,000	ClubCorp Holdings, Inc.	27,898,000

Retail Trade: 6.4%
2,000,000	American Eagle Outfitters, Inc.	31,260,000
400,000	Casey’s General Stores, Inc.	41,168,000
560,000	CST Brands, Inc.	18,849,600
1,160,895	Shoe Carnival, Inc.[1,2]	27,629,301
		118,906,901

Scientific Research & Development Services: 1.3%
375,000	Charles River Laboratories
	International, Inc.*	23,820,000

Software Publishers: 3.0%
350,000	Blackbaud, Inc.	19,642,000
850,000	Fortinet, Inc.*	36,108,000
		55,750,000

Transportation & Warehousing: 0.7%
1,400,000	Diana Shipping, Inc.*	9,072,000
50,000	Kirby Corp.*	3,097,500
		12,169,500

Transportation Equipment: 2.1%
1,700,000	Trinity Industries, Inc.	38,539,000

TOTAL COMMON STOCKS
(Cost $1,697,027,565)		1,722,334,723

PARTNERSHIPS & TRUSTS: 4.0%

Land Ownership & Leasing: 1.8%
235,300	Texas Pacific Land Trust[1,2]	33,000,825

Real Estate Investment Trusts: 2.2%
2,500,000	FelCor Lodging Trust, Inc.	17,675,000
825,000	The GEO Group, Inc.	24,535,500
		42,210,500
TOTAL PARTNERSHIPS & TRUSTS
(Cost $59,960,793)		75,211,325

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 3.2%

Money Market Fund: 3.2%
58,937,632	Fidelity Money Market Portfolio -
	Select Class, 0.09%[3]	$58,937,632

TOTAL SHORT-TERM INVESTMENTS
(Cost $58,937,632)		58,937,632

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $1,815,925,990)		1,856,483,680
Other Assets in Excess of Liabilities: 0.5%		8,436,576
TOTAL NET ASSETS: 100.0%		$1,864,920,256

*	Non-income producing security.
ADR -   American Depositary Receipt
[1]	A portion of this security is considered illiquid. As of September 30, 2015, the total market value of the investments considered illiquid was $79,609,565 or 4.3% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 89.1%

Air Transportation: 1.4%
80,000	Controladora Vuela Cia De
	Aviacion SAB de CV - ADR*	$1,193,600

Automotive Retail: 2.1%
22,000	Group 1 Automotive, Inc.	1,873,300

Basic Materials Manufacturing: 11.0%
125,000	Commercial Metals Co.	1,693,750
60,000	Encore Wire Corp.	1,960,200
105,000	KapStone Paper & Packaging Corp.	1,733,550
26,000	Masonite International Corp.*	1,575,080
55,000	U.S. Concrete, Inc.*,1	2,628,450
		9,591,030

Broadcasting: 1.8%
90,000	The E.W. Scripps Co.	1,590,300

Business Support Services: 0.8%
20,000	Cardtronics, Inc.*	654,000

Computer & Electronic Products: 2.6%
215,000	ARI Network Services, Inc.*,2	812,700
100,000	Cohu, Inc.	986,000
90,000	Skullcandy, Inc.*	497,700
		2,296,400

Construction: 6.6%
25,000	Argan, Inc.	867,000
80,000	LGI Homes, Inc.*	2,175,200
170,000	Orion Marine Group, Inc.*	1,016,600
95,000	Primoris Services Corp.	1,701,450
		5,760,250

Depository Credit Intermediation: 8.5%
50,000	Customers Bancorp, Inc.*	1,285,000
95,000	Hilltop Holdings, Inc.*	1,881,950
80,000	Legacy Texas Financial Group, Inc.	2,438,400
40,000	Triumph Bancorp, Inc.*	672,000
75,000	Veritex Holdings, Inc.*	1,171,500
		7,448,850

Food & Beverage Manufacturing: 0.6%
10,000	Cal-Maine Foods, Inc.	546,100

Food Services: 3.1%
600,000	Cosi, Inc.*	612,000
110,000	Del Frisco’s Restaurant Group, Inc.*	1,527,900
65,000	Rave Restaurant Group, Inc.*	554,450
		2,694,350

Freight Transportation: 1.8%
95,000	Marten Transport Ltd.	1,536,150

Funeral Services: 1.6%
65,000	Carriage Services, Inc.	1,403,350

Furniture Manufacturing: 1.9%
33,030	Hooker Furniture Corp.	777,526
90,000	Kimball International, Inc.	851,400
		1,628,926

General Manufacturing: 1.8%
40,000	Cooper Tire & Rubber Co.	1,580,400

Insurance: 6.5%
100,000	Hallmark Financial Services, Inc.*	1,149,000
220,000	State National Cos., Inc.	2,057,000
60,000	Stewart Information Services Corp.	2,454,600
		5,660,600

Machinery: 1.7%
32,300	Alamo Group, Inc.	1,510,025

Manufacturing: 1.9%
200,000	The Dixie Group, Inc.*,1	1,672,000

Mining, Oil & Gas Extraction: 3.0%
70,000	Matador Resources Co.*	1,451,800
115,000	Synergy Resources Corp.*	1,127,000
		2,578,800

Motion Picture & Video Industries: 0.7%
30,000	Carmike Cinemas, Inc.*	602,700

Motor Vehicle Parts Manufacturing: 4.1%
100,000	Superior Industries
	International, Inc.	1,868,000
160,000	Wabash National Corp.*	1,694,400
		3,562,400

Movie Production & Theaters: 2.0%
55,000	Cinemark Holdings, Inc.	1,786,950

Petroleum Products: 0.9%
120,000	Aegean Marine Petroleum
	Network, Inc.	808,800

Pharmaceuticals: 1.0%
45,000	Horizon Pharma PLC*	891,900

Publishing Industries: 0.8%
150,000	A.H. Belo Corp. - Class A1	739,500

Recreation: 2.5%
100,000	ClubCorp Holdings, Inc.	2,146,000

Retail Trade: 14.1%
160,000	American Eagle Outfitters, Inc.	2,500,800
35,000	Boot Barn Holdings, Inc.*	645,050
130,000	Francesca’s Holdings Corp.*	1,589,900
220,000	J.C. Penney Co., Inc.*	2,043,800
180,000	MarineMax, Inc.*	2,543,400
75,000	Shoe Carnival, Inc.[1]	1,785,000

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 89.1% (Continued)

Retail Trade: 14.1% (Continued)
100,000	Sportsman’s Warehouse
	Holdings, Inc.*	$1,232,000
		12,339,950

Telecommunications: 0.4%
60,000	Internap Corp.*	367,800

Transportation & Warehousing: 1.3%
170,000	Diana Shipping, Inc.*	1,101,600

Transportation Equipment: 2.6%
100,000	Trinity Industries, Inc.	2,267,000

TOTAL COMMON STOCKS
(Cost $85,445,534)		77,833,031

PARTNERSHIPS & TRUSTS: 2.4%

Land Ownership & Leasing: 0.7%
4,000	Texas Pacific Land Trust[1]	561,000

Real Estate Investment Trusts: 1.7%
50,000	The GEO Group, Inc.	1,487,000

TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,188,774)		2,048,000

SHORT-TERM INVESTMENTS: 8.2%

Money Market Funds: 8.2%
3,440,462	Fidelity Money Market Portfolio -
	Select Class, 0.09%[3]	3,440,462
3,744,900	Invesco Short-Term Portfolio -
	Institutional Class, 0.08%[3]	3,744,900
		7,185,362

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,185,362)		7,185,362

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $94,819,670)		87,066,393
Other Assets in Excess of Liabilities: 0.3%		273,239
TOTAL NET ASSETS: 100.0%		$87,339,632

*	Non-income producing security.
ADR - American Depositary Receipt
[1]	Affiliated company as defined by the Investment Company Act of 1940.
[2]	A portion of this security is considered illiquid. As of September 30, 2015, the total market value of the investment considered illiquid was $163,954 or 0.2% of total net assets.
[3]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 91.7%

Air Transportation: 4.0%
9,000	Alaska Air Group, Inc.	$715,050

Automotive Retail: 1.9%
7,000	Penske Automotive Group, Inc.	339,080

Basic Materials Manufacturing: 6.0%
25,000	Commercial Metals Co.	338,750
8,000	Eagle Materials, Inc.	547,360
10,000	Summit Materials, Inc.*	187,700
		1,073,810

Building Materials: 3.1%
13,000	Owens Corning	544,830

Computer & Electronic Products: 5.2%
6,000	Arrow Electronics, Inc.*	331,680
7,000	Skyworks Solutions, Inc.	589,470
		921,150

Construction: 3.0%
18,000	DR Horton, Inc.	528,480

Depository Credit Intermediation: 4.7%
5,000	Comerica, Inc.	205,500
10,000	Cullen/Frost Bankers, Inc.	635,800
		841,300

Finance & Insurance: 1.6%
6,500	Lazard Ltd.	281,450

Food & Beverage Manufacturing: 6.3%
12,000	Cal-Maine Foods, Inc.	655,320
22,000	Pilgrim’s Pride Corp.	457,160
		1,112,480

Food Services: 8.8%
10,000	Brinker International, Inc.	526,700
4,000	Cracker Barrel Old Country Store, Inc.	589,120
6,000	Red Robin Gourmet Burgers, Inc.*	454,440
		1,570,260

Funeral Services: 1.9%
16,000	Carriage Services, Inc.	345,440

General Manufacturing: 2.3%
8,500	Jarden Corp.*	415,480

Household Goods: 3.3%
4,000	Whirlpool Corp.	589,040

Mining, Oil & Gas Extraction: 6.3%
60,000	Bonanza Creek Energy, Inc.*	244,200
6,000	Diamondback Energy, Inc.*	387,600
32,000	Whiting Petroleum Corp.*	488,640
		1,120,440

Motor Vehicle Parts Manufacturing: 2.4%
15,000	LKQ Corp.*	425,400

Movie Production & Theaters: 2.9%
16,000	Cinemark Holdings, Inc.	519,840

Nursing & Residential Care Facilities: 2.3%
11,000	Envision Healthcare Holdings, Inc.*	404,690

Pharmaceuticals: 2.2%
20,000	Horizon Pharma PLC*	396,400

Rental & Leasing: 2.4%
7,000	United Rentals, Inc.*	420,350

Retail Trade: 13.0%
5,000	Casey’s General Stores, Inc.	514,600
20,000	MarineMax, Inc.*	282,600
3,000	O’Reilly Automotive, Inc.*	750,000
9,000	Tractor Supply Co.	758,880
		2,306,080

Software Publishers: 1.7%
7,000	Fortinet, Inc.*	297,360

Transportation & Warehousing: 1.6%
4,500	Kirby Corp.*	278,775

Transportation Equipment: 4.8%
1,000	AMERCO	393,470
20,000	Trinity Industries, Inc.	453,400
		846,870
TOTAL COMMON STOCKS
(Cost $17,383,610)		16,294,055

PARTNERSHIPS & TRUSTS: 2.0%

Land Ownership & Leasing: 2.0%
2,500	Texas Pacific Land Trust[1]	350,625

TOTAL PARTNERSHIPS & TRUSTS
(Cost $279,632)		350,625

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 6.4%

Money Market Funds: 6.4%
644,849	Fidelity Money Market Portfolio -
	Select Class, 0.09%[2]	$644,849
484,468	Invesco Short-Term Portfolio -
	Institutional Class, 0.08%[2]	484,468
		1,129,317
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,129,317)		1,129,317

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $18,792,559)		17,773,997
Liabilities in Excess of Other Assets: (0.1)%		(17,320)
TOTAL NET ASSETS: 100.0%		$17,756,677

*	Non-income producing security.
[1]	Affiliated company as defined by the Investment Company Act of 1940.
[2]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 90.9%

Apparel Manufacturing: 4.0%
21,000	Crocs, Inc.*	$271,425

Basic Materials Manufacturing: 7.7%
30,000	Builders FirstSource, Inc.*	380,400
14,000	United States Steel Corp.	145,880
		526,280

Computer & Electronic Products: 10.0%
230,000	Intrusion, Inc.*,1	391,000
11,000	Stratasys Ltd.*	291,390
		682,390

Finance & Insurance: 2.5%
100,000	U.S. Global Investors, Inc.[1]	173,000

Food & Beverage Manufacturing: 2.4%
3,000	Cal-Maine Foods, Inc.	163,830

Food Services: 8.6%
115,000	Luby’s, Inc.*,2	571,550
72,219	U-Swirl, Inc.*	9,388
		580,938

Internet Services: 4.2%
20,000	PFSweb, Inc.*	284,400

Manufacturing: 6.2%
50,000	The Dixie Group, Inc.*,2	418,000

Mining, Oil & Gas Extraction: 17.4%
40,000	Basic Energy Services, Inc.*	132,000
85,000	Cliffs Natural Resources, Inc.	207,400
105,000	Comstock Resources, Inc.[2]	200,550
6,000	Ensco PLC	84,480
35,000	Freeport-McMoRan
	Copper & Gold, Inc.	339,150
270,000	Hercules Offshore, Inc.*	15,930
16,000	Southwestern Energy Co.*	203,040
		1,182,550

Petroleum Products: 4.0%
40,000	Aegean Marine
	Petroleum Network, Inc.	269,600

Publishing Industries: 8.0%
110,100	A.H. Belo Corp. - Class A2	542,793

Retail Trade: 15.9%
88,000	J.C. Penney Co., Inc.*	817,520
20,000	Lumber Liquidators Holdings, Inc.*	262,800
		1,080,320

TOTAL COMMON STOCKS
(Cost $8,129,866)		6,175,526

PARTNERSHIPS & TRUSTS: 4.2%

Real Estate Investment Trusts: 4.2%
40,000	FelCor Lodging Trust, Inc.	282,800

TOTAL PARTNERSHIPS & TRUSTS
(Cost $237,912)		282,800

SHORT-TERM INVESTMENTS: 4.8%

Money Market Funds: 4.8%
268,249	Fidelity Money Market Portfolio -
	Select Class, 0.09%[3]	268,249
59,319	Invesco Short-Term Portfolio -
	Institutional Class, 0.08%[3]	59,319
		327,568

TOTAL SHORT-TERM INVESTMENTS
(Cost $327,568)		327,568

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $8,695,346)		6,785,894
Other Assets in Excess of Liabilities: 0.1%		3,450
TOTAL NET ASSETS: 100.0%		$6,789,344

*	Non-income producing security.
[1]	A portion of this security is considered illiquid. As of September 30, 2015, the total market value of the investments considered illiquid was $413,636 or 6.1% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 93.1%

Aerospace & Defense: 4.8%
4,500	The Boeing Co.	$589,275

Air Transportation: 3.2%
10,000	American Airlines Group, Inc.	388,300

Apparel Manufacturing: 11.0%
5,000	NIKE, Inc.	614,850
7,500	Under Armour, Inc.*	725,850
		1,340,700

Computer & Electronic Products: 4.5%
5,000	Apple, Inc.	551,500

Conglomerates: 3.5%
17,000	General Electric Co.	428,740

Entertainment: 5.0%
6,000	The Walt Disney Co.	613,200

Food Services: 5.6%
12,000	Starbucks Corp.	682,080

Grocery Stores: 4.4%
15,000	The Kroger Co.	541,050

Health & Personal Care Stores: 3.6%
4,500	CVS Health Corp.	434,160

Insurance: 4.5%
5,000	Aetna, Inc.	547,050

Internet Services: 10.3%
9,000	Facebook, Inc.*	809,100
700	Google, Inc.*	446,859
		1,255,959

Non-Depository Credit Intermediation: 4.6%
8,000	Visa, Inc.	557,280

Pharmaceuticals: 14.2%
8,000	AbbVie, Inc.	435,280
6,000	AmerisourceBergen Corp.	569,940
4,000	Eli Lilly & Co.	334,760
4,000	Gilead Sciences, Inc.	392,760
		1,732,740

Retail Trade: 13.9%
4,000	Costco Wholesale Corp.	578,280
6,000	The Home Depot, Inc.	692,940
5,000	Tractor Supply Co.	421,600
		1,692,820

TOTAL COMMON STOCKS
(Cost $10,421,957)		11,354,854

PARTNERSHIPS & TRUSTS: 5.7%

Land Ownership & Leasing: 5.7%
5,000	Texas Pacific Land Trust[1]	701,250

TOTAL PARTNERSHIPS & TRUSTS
(Cost $224,305)		701,250

SHORT-TERM INVESTMENTS: 0.4%

Money Market Fund: 0.4%
44,808	Fidelity Money Market Portfolio -
	Select Class, 0.09%[2]	44,808

TOTAL SHORT-TERM INVESTMENTS
(Cost $44,808)		44,808

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $10,691,070)		12,100,912
Other Assets in Excess of Liabilities: 0.8%		100,050
TOTAL NET ASSETS: 100.0%		$12,200,962

*	Non-income producing security.
[1]	Affiliated company as defined by the Investment Company Act of 1940.
[2]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 90.0%

Aerospace & Defense: 6.7%
8,000	The Boeing Co.	$1,047,600

Computer & Electronic Products: 3.5%
5,000	Apple, Inc.	551,500

Conglomerates: 3.2%
20,000	General Electric Co.	504,400

Consumer, Non-Durable: 2.8%
6,000	Procter & Gamble Co.	431,640

Depository Credit Intermediation: 3.3%
8,000	Cullen/Frost Bankers, Inc.	508,640

Food & Beverage Manufacturing: 4.2%
12,000	Cal-Maine Foods, Inc.	655,320

Food & Beverage Products: 3.0%
5,000	PepsiCo, Inc.	471,500

Food Services: 7.9%
6,000	Cracker Barrel Old
	Country Store, Inc.	883,680
6,000	Starbucks Corp.	341,040
		1,224,720
Household Goods: 2.8%
3,000	Whirlpool Corp.	441,780

Machinery: 1.3%
3,000	Caterpillar, Inc.	196,080

Mining, Oil & Gas Extraction: 3.7%
5,000	ConocoPhillips	239,800
7,000	Helmerich & Payne, Inc.	330,820
		570,620

Motor Vehicle Manufacturing: 2.9%
15,000	General Motors Co.	450,300

Motor Vehicle Parts Manufacturing: 1.5%
2,500	Honeywell International, Inc.	236,725

Movie Production & Theaters: 3.5%
17,000	Cinemark Holdings, Inc.	552,330

Non-Depository Credit Intermediation: 2.4%
5,000	American Express Co.	370,650

Petroleum Products: 4.9%
4,000	Chevron Corp.	315,520
6,000	Exxon Mobil Corp.	446,100
		761,620

Pharmaceuticals: 12.4%
12,000	AbbVie, Inc.	652,920
6,000	Gilead Sciences, Inc.	589,140
7,500	Johnson & Johnson	700,125
		1,942,185

Rail Transportation: 2.5%
4,500	Union Pacific Corp.	397,845

Retail Trade: 6.7%
9,000	The Home Depot, Inc.	1,039,410

Software Publishers: 5.4%
19,000	Microsoft Corp.	840,940

Telecommunications: 5.4%
12,500	AT&T, Inc.	407,250
10,000	Verizon Communications, Inc.	435,100
		842,350

TOTAL COMMON STOCKS
(Cost $12,890,799)		14,038,155

PARTNERSHIPS & TRUSTS: 8.0%

Real Estate Investment Trusts: 8.0%
13,000	Corrections Corporation of America	384,020
22,505	The GEO Group, Inc.	669,299
4,000	Ryman Hospitality Properties, Inc.	196,920
		1,250,239

TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,359,040)		1,250,239

SHORT-TERM INVESTMENTS: 2.2%

Money Market Fund: 2.2%
347,758	Fidelity Money Market Portfolio -
	Select Class, 0.09%[1]	347,758

TOTAL SHORT-TERM INVESTMENTS
(Cost $347,758)		347,758

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $14,597,597)		15,636,152
Liabilities in Excess of Other Assets: (0.2)%		(35,371)
TOTAL NET ASSETS: 100.0%		$15,600,781

[1]	Seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2015 (Unaudited)

			Hodges Small	Hodges
		Hodges Small	Intrinsic	Small-Mid
	Hodges Fund	Cap Fund	Value Fund	Cap Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $207,429,373, $1,731,136,428, $87,684,272
and $18,512,927, respectively)	$189,590,957	$1,751,885,754	$79,680,443	$17,423,372
Investments in securities of affiliated issuers, at value
(Cost $43,401,449, $84,789,562, $7,135,398
and $279,632, respectively) (Note 6)	56,106,797	104,597,926	7,385,950	350,625
Total investments, at value (Cost $250,830,822,
$1,815,925,990, $94,819,670 and $18,792,559, respectively)	245,697,754	1,856,483,680	87,066,393	17,773,997
Receivables:
Investment securities sold	1,468,551	20,497,189	2,537,604	334,790
Fund shares sold	76,087	4,286,063	30,559	22,021
Dividends and interest	39,243	540,582	41,407	3,884
Prepaid expenses	58,889	128,704	34,497	20,139
Total assets	247,340,524	1,881,936,218	89,710,460	18,154,831
LIABILITIES
Payables:
Investment securities purchased	773,333	12,441,659	1,850,998	339,434
Fund shares redeemed	520,310	1,952,298	389,023	20,485
Investment advisory fees, net	185,347	1,365,374	56,287	7,714
Administrative fees	11,428	112,804	1,875	116
Custody fees	4,476	13,474	125	778
Distribution fees	169,763	855,402	52,559	10,295
Fund accounting fees	8,834	37,354	1,062	547
Transfer agent fees	54,223	174,983	3,331	3,215
Chief Compliance Officer fees	1,167	1,167	1,167	1,168
Trustee fees	2,471	5,643	1,197	1,325
Other accrued expenses	33,902	55,804	13,204	13,077
Total liabilities	1,765,254	17,015,962	2,370,828	398,154
NET ASSETS	$245,575,270	$1,864,920,256	$87,339,632	$17,756,677
COMPONENTS OF NET ASSETS
Paid-in capital	$279,185,470	$1,762,283,661	$95,080,938	$18,051,062
Undistributed (accumulated) net investment income (loss)	1,525,444	(4,352,318)	(5,166)	18,753
Undistributed (accumulated) net realized
gain (loss) on investments and options	(30,002,576)	66,431,223	17,137	705,424
Net unrealized appreciation (depreciation) on
investments and options	(5,133,068)	40,557,690	(7,753,277)	(1,018,562)
Net assets	$245,575,270	$1,864,920,256	$87,339,632	$17,756,677
COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$236,737,034	$1,383,237,417	$87,339,632	$17,756,677
Shares of beneficial interest issued and outstanding	6,869,320	77,302,975	7,903,163	1,666,133
Net asset value, offering and redemption price per share	$34.46	$17.89	$11.05	$10.66
Net Asset Value (unlimited shares authorized)
Institutional Shares:
Net assets	$8,838,236	$481,682,839
Shares of beneficial interest issued and outstanding	252,367	26,240,654
Net asset value, offering and redemption price per share	$35.02	$18.36

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2015 (Unaudited) (Continued)

	Hodges Pure	Hodges Blue	Hodges Equity
	Contrarian Fund	Chip 25 Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $6,353,269, $10,466,765 and $14,597,597, respectively)	$5,053,001	$11,399,662	$15,636,152
Investments in securities of affiliated issuers, at value
(Cost $2,342,077, $224,305 and $—, respectively) (Note 6)	1,732,893	701,250	—
Total investments, at value
(Cost $8,695,346, $10,691,070 and $14,597,597, respectively)	6,785,894	12,100,912	15,636,152
Receivables:
Investment securities sold	—	831,753	—
Fund shares sold	3,850	213	191
Dividends and interest	26	5,323	14,435
Due from advisor, net	1,267	—	—
Prepaid expenses	24,115	24,957	23,880
Total assets	6,815,152	12,963,158	15,674,658
LIABILITIES
Payables:
Investment securities purchased	—	728,104	—
Distribution to shareholders	—	—	5,008
Fund shares redeemed	1,000	2,400	30,462
Investment advisory fees, net	—	1,909	4,534
Administrative fees	209	1,180	1,557
Custody fees	927	960	905
Distribution fees	4,455	7,386	9,689
Fund accounting fees	557	561	780
Transfer agent fees	3,416	3,709	4,123
Chief Compliance Officer fees	1,167	1,167	1,168
Trustee fees	1,344	1,355	1,368
Other accrued expenses	12,733	13,465	14,283
Total liabilities	25,808	762,196	73,877
NET ASSETS	$6,789,344	$12,200,962	$15,600,781
COMPONENTS OF NET ASSETS
Paid-in capital	$8,330,419	$10,253,724	$12,471,861
Undistributed net investment income	109,164	16,445	2,960
Undistributed net realized gain on investments	259,213	520,951	2,087,405
Net unrealized appreciation (depreciation) on investments	(1,909,452)	1,409,842	1,038,555
Net assets	$6,789,344	$12,200,962	$15,600,781
COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$6,789,344	$12,200,962	$15,600,781
Shares of beneficial interest issued and outstanding	682,066	841,770	1,155,218
Net asset value, offering and redemption price per share	$9.95	$14.49	$13.50

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds
STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2015 (Unaudited)

			Hodges Small	Hodges
		Hodges Small	Intrinsic	Small-Mid
	Hodges Fund	Cap Fund	Value Fund	Cap Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$1,032,469	$7,959,466	$297,095	$63,373
Dividends from affiliated investments (Note 6)	135,512	146,858	6,090	—
Interest	704	79,715	3,516	586
Total investment income	1,168,685	8,186,039	306,701	63,959
EXPENSES
Investment advisory fees	1,330,555	8,925,735	286,038	75,218
Distribution fees - Retail Shares	378,746	1,996,696	84,129	22,123
Transfer agent fees - Retail Shares	179,517	854,159	31,811	12,900
Transfer agent fees - Institutional Shares	2,129	107,362	—	—
Administration fees	31,307	210,017	6,730	1,770
Registration fees	29,225	93,155	20,088	12,760
Reports to shareholders	24,546	142,260	2,722	1,575
Fund accounting fees	20,319	115,155	4,262	1,964
Audit fees	13,832	11,732	11,732	11,732
Custody fees	9,052	47,867	5,557	2,829
Miscellaneous expenses	7,468	28,008	1,880	1,291
Trustee fees	6,619	20,953	4,064	3,883
Chief Compliance Officer fees	3,501	3,501	3,501	3,501
Legal fees	1,819	1,762	2,035	2,025
Insurance expense	1,023	1,629	932	927
Interest expense	571	—	—	—
Total expenses	2,040,229	12,559,991	465,481	154,498
Less: fees waived	—	—	(31,377)	(30,610)
Net expenses	2,040,229	12,559,991	434,104	123,888
Net investment loss	(871,544)	(4,373,952)	(127,403)	(59,929)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, AND OPTIONS WRITTEN
Net realized gain (loss) on unaffiliated investments and options	10,908,027	59,902,040	(847,404)	1,093,243
Net realized gain on affiliated investments (Note 6)	5,294,336	534,463	261,626	—
Net realized gain (loss) on written options	(455,488)	179,295	—	—
Change in net unrealized depreciation on investments and options	(50,247,951)	(322,592,629)	(10,918,501)	(2,435,765)
Change in unrealized depreciation on options written	—	(113,313)	—	—
Net realized and unrealized loss	(34,501,076)	(262,090,144)	(11,504,279)	(1,342,522)
Net decrease in net assets resulting from operations	$(35,372,620)	$(266,464,096)	$(11,631,682)	$(1,402,451)

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2015 (Unaudited) (Continued)

	Hodges Pure	Hodges Blue	Hodges Equity
	Contrarian Fund	Chip 25 Fund	Income Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $—, $805 and $2,891 foreign withholding tax, respectively)	$9,791	$102,263	$293,093
Dividends from affiliated investments (Note 6)	17,616	—	—
Interest	130	33	50
Total investment income	27,537	102,296	293,143
EXPENSES
Investment advisory fees	35,556	42,925	57,257
Audit fees	11,732	11,732	11,732
Distribution fees	10,458	16,510	22,022
Transfer agent fees	10,106	10,913	13,776
Registration fees	8,431	9,379	8,564
Trustee fees	3,839	3,879	3,923
Chief Compliance Officer fees	3,501	3,501	3,501
Custody fees	2,749	2,945	2,765
Miscellaneous expenses	1,410	1,463	1,564
Legal fees	1,364	1,777	1,792
Fund accounting fees	1,202	1,512	2,039
Reports to shareholders	964	1,548	1,036
Insurance expense	930	944	935
Administration fees	837	1,321	1,762
Interest expense	—	111	183
Total expenses	93,079	110,460	132,851
Less: fees waived	(34,516)	(24,609)	(18,337)
Net expenses	58,563	85,851	114,514
Net investment income (loss)	(31,026)	16,445	178,629
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	333,741	417,641	1,820,282
Net realized loss on affiliated investments (Note 6)	(10,628)	—	—
Change in net unrealized depreciation on investments	(2,119,835)	(1,340,731)	(3,612,418)
Net realized and unrealized loss	(1,796,722)	(923,090)	(1,792,136)
Net decrease in net assets resulting from operations	$(1,827,748)	$(906,645)	$(1,613,507)

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(871,544)	$2,816,581
Net realized gain on unaffiliated investments and options	10,908,027	19,523,713
Net realized gain on affiliated investments (Note 6)	5,294,336	4,697,840
Net realized loss on written options	(455,488)	—
Change in net unrealized depreciation on investments and options	(50,247,951)	(17,356,649)
Net increase (decrease) in net assets resulting from operations	(35,372,620)	9,681,485
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares - Retail Shares(1)	(60,693,650)	(87,949,978)
Net increase in net assets derived from
net change in outstanding shares - Institutional Shares(1)	444,595	2,628,958
Total decrease in net assets from capital share transactions	(60,249,055)	(85,321,020)
Total decrease in net assets	(95,621,675)	(75,639,535)
NET ASSETS
Beginning of period/year	341,196,945	416,836,480
End of period/year	$245,575,270	$341,196,945
Undistributed net investment income	$1,525,444	$2,396,988

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Retail Shares
Shares sold	470,509	$18,656,528	6,476,119	$250,144,516
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(2,107,067)	(79,350,178)	(8,864,855)	(338,094,494)
Net decrease	(1,636,558)	$(60,693,650)	(2,388,736)	$(87,949,978)

(2)	Net of redemption fees of $3,519 and $50,588, respectively.

Institutional Shares
Shares sold	86,829	$3,474,641	697,083	$26,989,918
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(3)	(78,326)	(3,030,046)	(628,746)	(24,360,960)
Net increase	8,503	$444,595	68,337	$2,628,958

(3)	Net of redemption fees of $502 and $19,686, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(4,373,952)	$(5,118,096)
Net realized gain on unaffiliated investments and options	59,902,040	15,193,909
Net realized gain (loss) on affiliated investments (Note 6)	534,463	(8,979,344)
Net realized gain on written options	179,295	137,781
Change in net unrealized appreciation (depreciation) on investments and options	(322,592,629)	138,042,140
Change in net unrealized appreciation (depreciation) on options written	(113,313)	113,313
Net increase (decrease) in net assets resulting from operations	(266,464,096)	139,389,703
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Retail Shares	—	(18,897,258)
Institutional Shares	—	(4,084,877)
Total distributions to shareholders	—	(22,982,135)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares - Retail Shares(1)	(42,798,723)	542,144,182
Net increase in net assets derived from
net change in outstanding shares - Institutional Shares(1)	101,775,844	285,193,348
Total increase in net assets from capital share transactions	58,977,121	827,337,530
Total increase (decrease) in net assets	(207,486,975)	943,745,098
NET ASSETS
Beginning of period/year	2,072,407,231	1,128,662,133
End of period/year	$1,864,920,256	$2,072,407,231
Undistributed (accumulated) net investment income (loss)	$(4,352,318)	$21,634

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Retail Shares
Shares sold	13,179,178	$264,770,469	50,865,251	$993,857,400
Shares issued in reinvestment of distributions	—	—	949,887	17,952,858
Shares redeemed(2)	(15,436,993)	(307,569,192)	(24,367,382)	(469,666,076)
Net increase (decrease)	(2,257,815)	$(42,798,723)	27,447,756	$542,144,182

(2)	Net of redemption fees of $17,953 and $94,645, respectively.

Institutional Shares
Shares sold	7,638,954	$157,783,045	17,868,322	$356,213,999
Shares issued in reinvestment of distributions	—	—	208,588	4,034,088
Shares redeemed(3)	(2,745,650)	(56,007,201)	(3,793,634)	(75,054,739)
Net increase	4,893,304	$101,775,844	14,283,276	$285,193,348

(3)	Net of redemption fees of $8,398 and $14,192, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(127,403)	$122,944
Net realized gain (loss) on unaffiliated investments	(847,404)	814,419
Net realized gain (loss) on affiliated investments (Note 6)	261,626	(247,511)
Change in net unrealized appreciation (depreciation) on investments	(10,918,501)	3,085,249
Net increase (decrease) in net assets resulting from operations	(11,631,682)	3,775,101
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From net realized gain	—	(16,753)
Total distributions to shareholders	—	(16,753)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(1)	69,753,680	23,185,416
Total increase in net assets	58,121,998	26,943,764
NET ASSETS
Beginning of period/year	29,217,634	2,273,870
End of period/year	$87,339,632	$29,217,634
Undistributed (accumulated) net investment income (loss)	$(5,166)	$122,237

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Shares sold	6,410,244	$80,197,455	2,410,734	$26,205,832
Shares issued in reinvestment of distributions	—	—	1,520	16,491
Shares redeemed(2)	(861,088)	(10,443,775)	(277,334)	(3,036,907)
Net increase	5,549,156	$69,753,680	2,134,920	$23,185,416

(2)	Net of redemption fees of $2,917 and $1,718, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(59,929)	$84,674
Net realized gain (loss) on unaffiliated investments	1,093,243	(404,294)
Net realized gain on affiliated investments (Note 6)	—	16,475
Change in net unrealized appreciation (depreciation) on investments	(2,435,765)	1,150,160
Net increase (decrease) in net assets resulting from operations	(1,402,451)	847,015
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(1)	4,738,390	8,302,378
Total increase in net assets	3,335,939	9,149,393
NET ASSETS
Beginning of period/year	14,420,738	5,271,345
End of period/year	$17,756,677	$14,420,738
Undistributed net investment income	$18,753	$78,682

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Shares sold	492,764	$5,668,503	1,081,437	$11,776,754
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(81,553)	(930,113)	(324,030)	(3,474,376)
Net increase	411,211	$4,738,390	757,407	$8,302,378

(2)	Net of redemption fees of $731 and $118, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(31,026)	$535,212
Net realized gain (loss) on unaffiliated investments	333,741	(46,904)
Net realized gain (loss) on affiliated investments (Note 6)	(10,628)	292,376
Change in net unrealized depreciation on investments	(2,119,835)	(1,801,618)
Net decrease in net assets resulting from operations	(1,827,748)	(1,020,934)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(395,022)
From net realized gain	—	(793,892)
Total distributions to shareholders	—	(1,188,914)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(1)	(502,639)	(1,052,699)
Total decrease in net assets	(2,330,387)	(3,262,547)
NET ASSETS
Beginning of period/year	9,119,731	12,382,278
End of period/year	$6,789,344	$9,119,731
Undistributed net investment income	$109,164	$140,190

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Shares sold	34,533	$396,595	66,432	$955,942
Shares issued in reinvestment of distributions	—	—	88,214	1,180,711
Shares redeemed(2)	(77,067)	(899,234)	(227,385)	(3,189,352)
Net decrease	(42,534)	$(502,639)	(72,739)	$(1,052,699)

(2)	Net of redemption fees of $2 and $54, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,445	$51,770
Net realized gain on unaffiliated investments	417,641	285,372
Net realized gain on affiliated investments (Note 6)	—	107,913
Change in net unrealized appreciation (depreciation) on investments	(1,340,731)	591,524
Net increase (decrease) in net assets resulting from operations	(906,645)	1,036,579
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(29,233)
From net realized gain	—	(673,691)
Total distributions to shareholders	—	(702,924)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	(983,203)	2,531,153
Total increase (decrease) in net assets	(1,889,848)	2,864,808
NET ASSETS
Beginning of period/year	14,090,810	11,226,002
End of period/year	$12,200,962	$14,090,810
Undistributed net investment income	$16,445	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Shares sold	52,202	$802,581	461,692	$7,223,179
Shares issued in reinvestment of distributions	—	—	47,553	685,239
Shares redeemed(2)	(115,871)	(1,785,784)	(348,311)	(5,377,265)
Net increase (decrease)	(63,669)	$(983,203)	160,934	$2,531,153

(2)	Net of redemption fees of $102 and $394, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$178,629	$408,696
Net realized gain on unaffiliated investments	1,820,282	269,961
Change in net unrealized appreciation (depreciation) on investments	(3,612,418)	1,209,723
Net increase (decrease) in net assets resulting from operations	(1,613,507)	1,888,380
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(175,669)	(411,335)
From net realized gain	—	(555,102)
Total distributions to shareholders	(175,669)	(966,437)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(1)	(2,005,599)	(437,133)
Total increase (decrease) in net assets	(3,794,775)	484,810
NET ASSETS
Beginning of period/year	19,395,556	18,910,746
End of period/year	$15,600,781	$19,395,556
Undistributed net investment income	$2,960	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015
	Shares	Value	Shares	Value
Shares sold	25,327	$378,982	107,363	$1,598,432
Shares issued in reinvestment of distributions	11,833	165,903	56,311	831,347
Shares redeemed(2)	(171,989)	(2,550,484)	(191,898)	(2,866,912)
Net decrease	(134,829)	$(2,005,599)	(28,224)	$(437,133)

(2)	Net of redemption fees of $27 and $102, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Retail Shares
Net asset value, beginning of period/year	$38.98		$37.65	$26.72	$21.64	$23.51	$19.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.11)		0.24	(0.14)	0.06	(0.10)	(0.12)
Net realized and unrealized
gain (loss) on investments	(4.41)		1.09	11.09	5.02	(1.77)	3.66
Total from investment operations	(4.52)		1.33	10.95	5.08	(1.87)	3.54
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.03)	—	—	—
Total distributions	—		—	(0.03)	—	—	—
Paid-in capital from redemption fees	0.00	**	0.00 **	0.01	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$34.46		$38.98	$37.65	$26.72	$21.64	$23.51
Total return	(11.60	)%^	3.53%	41.04%	23.48%	(7.95)%	17.73%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$236.7		$331.6	$410.2	$141.9	$147.7	$307.1
Portfolio turnover rate	32	%^	89%	105%	60%	51%	64%
RATIOS:
Ratio of expenses to average net assets	1.31	%+	1.31%	1.34%	1.43%	1.49%	1.40%
Ratio of net investment income (loss)
to average net assets	(0.57	)%+	0.63%	(0.43)%	0.28%	(0.45)%	(0.57)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Institutional Shares
Net asset value, beginning of period/year	$39.55		$38.03	$26.95	$21.81	$23.63	$20.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.05)		0.22	(0.06)	0.20	(0.02)	0.05
Net realized and unrealized
gain (loss) on investments	(4.48)		1.23	11.21	4.94	(1.80)	3.57
Total from investment operations	(4.53)		1.45	11.15	5.14	(1.82)	3.62
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.07)	—	—	—
Total distributions	—		—	(0.07)	—	—	—
Paid-in capital from redemption fees	0.00	**	0.07	—	—	—	—
Net asset value, end of period/year	$35.02		$39.55	$38.03	$26.95	$21.81	$23.63
Total return	(11.45	)%^	4.00%	41.38%	23.57%	(7.70)%	18.09%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$8.8		$9.6	$6.7	$0.1	$1.1	$1.2
Portfolio turnover rate	32	%^	89%	105%	60%	51%	64%
RATIOS:
Ratio of expenses to average net assets	0.99	%+	0.98%	1.01%	1.14%	1.18%	1.04%
Ratio of net investment income (loss)
to average net assets	(0.25	)%+	0.55%	(0.17)%	0.95%	(0.09)%	0.27%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Retail Shares
Net asset value, beginning of period/year	$20.43		$19.03	$15.16	$12.95	$12.58	$9.37
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.05)		(0.07)	(0.11)	0.02	(0.11)	(0.09)
Net realized and unrealized
gain (loss) on investments	(2.49)		1.72	4.50	2.55	1.14	3.50
Total from investment operations	(2.54)		1.65	4.39	2.57	1.03	3.41
LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.03)	—	—
From net realized gain	—		(0.25)	(0.52)	(0.33)	(0.66)	(0.20)
Total distributions	—		(0.25)	(0.52)	(0.36)	(0.66)	(0.20)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$17.89		$20.43	$19.03	$15.16	$12.95	$12.58
Total return	(12.43	)%^	8.78%	29.19%	20.40%	8.90%	36.76%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1,383.2		$1,625.7	$991.5	$422.9	$128.6	$67.8
Portfolio turnover rate	23	%^	37%	58%	69%	88%	109%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	1.27	%+	1.31%	1.33%	1.38%	1.47%	1.56%
After fees recouped and expenses absorbed	1.27	%+	1.31%	1.35%	1.40%	1.40%	1.40%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	(0.49	)%+	(0.38)%	(0.60)%	0.20%	(0.97)%	(0.98)%
After fees recouped and expenses absorbed	(0.49	)%+	(0.38)%	(0.62)%	0.18%	(0.90)%	(0.82)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Institutional Shares
Net asset value, beginning of period/year	$20.93		$19.42	$15.41	$13.12	$12.70	$9.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.02)		0.00 **	(0.05)	0.05	(0.08)	(0.04)
Net realized and unrealized
gain (loss) on investments	(2.55)		1.76	4.58	2.60	1.16	3.56
Total from investment operations	(2.57)		1.76	4.53	2.65	1.08	3.52
LESS DISTRIBUTIONS:
From investment income	—		—	—	(0.03)	—	—
From net realized gain	—		(0.25)	(0.52)	(0.33)	(0.66)	(0.20)
Total distributions	—		(0.25)	(0.52)	(0.36)	(0.66)	(0.20)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$18.36		$20.93	$19.42	$15.41	$13.12	$12.70
Total return	(12.28	)%^	9.17%	29.62%	20.79%	9.22%	37.90%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$481.7		$446.8	$137.2	$40.0	$19.1	$2.6
Portfolio turnover rate	23	%^	37%	58%	69%	88%	109%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	0.96	%+	0.99%	1.00%	1.04%	1.15%	1.30%
After fees recouped and expenses absorbed	0.96	%+	0.99%	1.02%	1.07%	1.15%	1.15%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	(0.18	)%+	0.01%	(0.27)%	0.41%	(0.64)%	(0.54)%
After fees recouped and expenses absorbed	(0.18	)%+	0.01%	(0.29)%	0.38%	(0.64)%	(0.39)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months			December 26,
	Ended			2013*
	September 30,		Year Ended	through
	2015		March 31,	March 31,
	(Unaudited)		2015	2014
Net asset value, beginning of period/year	$12.41		$10.38	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	(0.02)		0.09	(0.01)
Net realized and unrealized gain (loss) on investments	(1.34)		1.95	0.39
Total from investment operations	(1.36)		2.04	0.38
LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gain	—		(0.01)	—
Total distributions	—		(0.01)	—
Paid-in capital from redemption fees	0.00	***	0.00 ***	—
Net asset value, end of period/year	$11.05		$12.41	$10.38
Total return	(10.96	)%^	19.66%	3.80	%^
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$87.3		$29.2	$2.3
Portfolio turnover rate	40	%^	123%	35	%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.38	%+	1.96%	11.40	%+
After fees waived and expenses absorbed	1.29	%+	1.29%	1.29	%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.47	)%+	0.13%	(10.40	)%+
After fees waived and expenses absorbed	(0.38	)%+	0.80%	(0.29	)%+

*	Fund commenced operations on December 26, 2013.
**	Calculated using the average shares outstanding method.
***	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months			December 26,
	Ended			2013*
	September 30,		Year Ended	through
	2015		March 31,	March 31,
	(Unaudited)		2015	2014
Net asset value, beginning of period/year	$11.49		$10.60	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	(0.04)		0.09	(0.02)
Net realized and unrealized gain (loss) on investments	(0.79)		0.80	0.62
Total from investment operations	(0.83)		0.89	0.60
LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gain	—		—	—
Total distributions	—		—	—
Paid-in capital from redemption fees	0.00	***	0.00 ***	—
Net asset value, end of period/year	$10.66		$11.49	$10.60
Total return	(7.30	)%^	8.49%	6.00	%^
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$17.8		$14.4	$5.3
Portfolio turnover rate	59	%^	81%	6	%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.74	%+	2.24%	5.21	%+
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40	%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.02	)%+	0.01%	(4.49	)%+
After fees waived and expenses absorbed	(0.68	)%+	0.85%	(0.68	)%+

*	Fund commenced operations on December 26, 2013.
**	Calculated using the average shares outstanding method.
***	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period/year	$12.59		$15.53	$13.47	$11.82	$13.60	$11.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.04)		0.71	0.02	(0.02)	(0.06)	(0.12)
Net realized and unrealized
gain (loss) on investments	(2.60)		(2.03)	3.80	2.23	(1.52)	2.03
Total from investment operations	(2.64)		(1.32)	3.82	2.21	(1.58)	1.91
LESS DISTRIBUTIONS:
From net investment income	—		(0.53)	—	(0.00)**	—	—
From net realized gain	—		(1.09)	(1.76)	(0.56)	(0.20)	(0.15)
Total distributions	—		(1.62)	(1.76)	(0.56)	(0.20)	(0.15)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$9.95		$12.59	$15.53	$13.47	$11.82	$13.60
Total return	(21.03	)%^	(8.86)%	28.71%	19.75%	(11.38)%	16.24%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$6.8		$9.1	$12.4	$8.4	$7.7	$10.1
Portfolio turnover rate	48	%^	65%	131%	126%	69%	91%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.23	%+	2.01%	2.06%	2.54%	2.33%	2.16%
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40%	1.40%	1.40%	1.40%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.57	)%+	4.24%	(0.54)%	(1.29)%	(1.42)%	(1.70)%
After fees waived and expenses absorbed	(0.74	)%+	4.85%	0.12%	(0.15)%	(0.49)%	(0.94)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period/year	$15.56		$15.08	$13.10	$11.80	$11.28	$10.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.02		0.06	0.04	0.09	0.08	0.04
Net realized and unrealized
gain (loss) on investments	(1.09)		1.17	3.61	1.56	0.52	0.87
Total from investment operations	(1.07)		1.23	3.65	1.65	0.60	0.91
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.02)	(0.12)	(0.08)	(0.03)
From net realized gain	—		(0.72)	(1.65)	(0.23)	—	(0.33)
Total distributions	—		(0.75)	(1.67)	(0.35)	(0.08)	(0.36)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$14.49		$15.56	$15.08	$13.10	$11.80	$11.28
Total return	(6.88	)%^	8.56%	28.57%	14.36%	5.37%	8.73%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$12.2		$14.1	$11.2	$6.6	$6.2	$6.4
Portfolio turnover rate	32	%^	84%	71%	46%	53%	46%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.67	%+	1.65%	2.01%	2.47%	2.51%	2.50%
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.12	)%+	0.02%	(0.43)%	(0.38)%	(0.50)%	(0.79)%
After fees waived and expenses absorbed	0.25	%+	0.37%	0.28%	0.79%	0.71%	0.41%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period/year	$15.03		$14.35	$14.01	$12.90	$12.21	$10.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.15		0.31	0.39	0.36	0.31	0.32
Net realized and unrealized
gain (loss) on investments	(1.53)		1.12	0.87	1.34	0.80	1.45
Total from investment operations	(1.38)		1.43	1.26	1.70	1.11	1.77
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.32)	(0.40)	(0.37)	(0.30)	(0.31)
From net realized gain	—		(0.43)	(0.52)	(0.22)	(0.12)	(0.18)
Total distributions	(0.15)		(0.75)	(0.92)	(0.59)	(0.42)	(0.49)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$13.50		$15.03	$14.35	$14.01	$12.90	$12.21
Total return	(9.21	)%^	10.09%	9.08%	13.64%	9.31%	16.69%
SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$15.6		$19.4	$18.9	$17.5	$16.3	$11.5
Portfolio turnover rate	22	%^	43%	41%	49%	30%	34%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.51	%+	1.47%	1.51%	1.68%	1.76%	2.11%
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.82	%+	1.91%	2.53%	2.43%	2.07%	2.06%
After fees waived and expenses absorbed	2.03	%+	2.08%	2.74%	2.81%	2.53%	2.87%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operations on October 9, 1992 and the Institutional Class commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008.  The Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund commenced operations on December 26, 2013 and offer a Retail Class of shares only.  The Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and sub-transfer agency expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip 25 Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of September 30, 2015. See the Schedules of Investments for industry breakouts:

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$210,193,747	$—	$—	$210,193,747
Partnerships & Trusts	29,574,237	—	—	29,574,237
Call Options Purchased	—	5,646,375	—	5,646,375
Short-Term Investments	283,395	—	—	283,395
Total Investments in Securities	$240,051,379	$5,646,375	$—	$245,697,754

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,722,334,723	$—	$—	$1,722,334,723
Partnerships & Trusts	75,211,325	—	—	75,211,325
Short-Term Investments	58,937,632	—	—	58,937,632
Total Investments in Securities	$1,856,483,680	$—	$—	$1,856,483,680

Hodges Small Intrinsic Value Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$77,833,031	$—	$—	$77,833,031
Partnerships & Trusts	2,048,000	—	—	2,048,000
Short-Term Investments	7,185,362	—	—	7,185,362
Total Investments in Securities	$87,066,393	$—	$—	$87,066,393

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

Hodges Small-Mid Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$16,294,055	$—	$—	$16,294,055
Partnerships & Trusts	350,625	—	—	350,625
Short-Term Investments	1,129,317	—	—	1,129,317
Total Investments in Securities	$17,773,997	$—	$—	$17,773,997

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,175,526	$—	$—	$6,175,526
Partnerships & Trusts	282,800	—	—	282,800
Short-Term Investments	327,568	—	—	327,568
Total Investments in Securities	$6,785,894	$—	$—	$6,785,894

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$11,354,854	$—	$—	$11,354,854
Partnerships & Trusts	701,250	—	—	701,250
Short-Term Investments	44,808	—	—	44,808
Total Investments in Securities	$12,100,912	$—	$—	$12,100,912

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,038,155	$—	$—	$14,038,155
Partnerships & Trusts	1,250,239	—	—	1,250,239
Short-Term Investments	347,758	—	—	347,758
Total Investments in Securities	$15,636,152	$—	$—	$15,636,152

The Funds record transfers at the end of each reporting period. The Funds did not have transfers into or out of Levels 1, 2, or 3 for the six months ended September 30, 2015.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions. Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet
Fair values of derivative instruments as of September 30, 2015:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2015		September 30, 2015
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$5,646,375	None	$—
Total		$5,646,375		$—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2015:

  Hodges Fund

	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation (Depreciation)
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments,
	Options, and Options Written	$4,313,101	$(4,464,456)

Equity Contracts:	Realized and Unrealized
Call Options Written	Gain (Loss) on Investments,
	Options, and Options Written	(455,488)	—
Total		$3,857,613	$(4,464,456)

  Hodges Small Cap Fund

	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation (Depreciation)
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Put Options Written	Gain (Loss) on Investments,
	Options, and Options Written	$179,295	$(113,313)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of March 31, 2015, the Funds deferred, on a tax basis, post-October losses of:

Hodges Fund	$—
Hodges Small Cap Fund	—
Hodges Small Intrinsic Value Fund	—
Hodges Small-Mid Cap Fund	256,187
Hodges Pure Contrarian Fund	42,467
Hodges Blue Chip 25 Fund	—
Hodges Equity Income Fund	—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

As of March 31, 2015, the Funds did not defer any late year losses.

For the fiscal year ended March 31, 2015, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Expiring March 31,		Unlimited
	2018	2019	(Short-Term)	Total
Hodges Fund	$41,535,653	$4,036,303	$—	$45,571,956
Hodges Small Cap Fund	—	—	—	—
Hodges Small Intrinsic Value Fund	—	—	—	—
Hodges Small-Mid Cap Fund	—	—	131,632	131,632
Hodges Pure Contrarian Fund	—	—	—	—
Hodges Blue Chip 25 Fund	—	—	—	—
Hodges Equity Income Fund	—	—	—	—

As of September 30, 2015, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip 25 Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call and put options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

The activity in options written during the six months ended September 30, 2015, for the Hodges Fund is as follows:

	Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written	500	126,730
Options exercised	—	—
Options expired	—	—
Options closed	(500)	(126,730)
Options outstanding, end of period	—	$—

The activity in options written during the six months ended September 30, 2015, for the Hodges Small Cap Fund is as follows:

	Contracts	Premiums Received
Options outstanding, beginning of period	500	$184,563

Options written	—	—
Options exercised	—	—
Options expired	—	—
Options closed	(500)	(184,563)
Options outstanding, end of period	—	$—

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 30 calendar days after purchase.  The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  A Fund is generally considered not to be in violation of this liquidity standard if illiquid securities constitute in excess of 15% of the Fund’s net assets as a result of market movement, the re-designation of a liquid security as illiquid, or changes in the composition of the Fund’s portfolio other than the purchase of further illiquid securities (i.e., the sale of liquid securities).

I.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

K.
Recent Accounting Pronouncement. In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2015, the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund incurred $1,330,555, $8,925,735, $286,038, $75,218, $35,556, $42,925 and $57,257, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Small Intrinsic Value Fund	1.29%
Hodges Small-Mid Cap Fund	1.40%
Hodges Pure Contrarian Fund	1.40%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the six months ended September 30, 2015, the Advisor waived $31,377, $30,610, $34,516, $24,609, and $18,337 in fees for the Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, respectively.

At September 30, 2015, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund that may be recouped was $179,205, $156,441, $253,511, $209,488, and $153,245, respectively.  The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2016	March 31, 2017	March 31, 2018	March 31, 2019
Hodges Small Intrinsic Value Fund	$ —	$44,650	$103,178	$31,377
Hodges Small-Mid Cap Fund	$ —	$41,616	$ 84,215	$30,610
Hodges Pure Contrarian Fund	$81,134	$70,205	$ 67,656	$34,516
Hodges Blue Chip 25 Fund	$72,915	$62,953	$ 49,011	$24,609
Hodges Equity Income Fund	$60,177	$41,205	$ 33,526	$18,337

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent, and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended September 30, 2015, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2015, are disclosed in the Statements of Operations.

Each Fund has entered into Sub-Transfer Agent Arrangements (the “Arrangements”) with respect to each Fund’s Retail and Institutional Shares.  All Arrangements must be approved by the Board of Trustees.  For the six months ended September 30, 2015, Sub-Transfer Agent fees incurred by the Funds, as well as fees paid to USBFS as the Transfer Agent for the Funds, were as follows:

	Sub-Transfer	Sub-Transfer		Transfer	Transfer
	Agent Fees –	Agent Fees –		Agent Fees –	Agent Fees –
	Retail Shares	Institutional Shares		Retail Shares	Institutional Shares
Hodges Fund	$115,998	$—		$63,519	$2,129
Hodges Small Cap Fund	$689,082	$55,252		$165,077	$52,110
Hodges Small Intrinsic Value Fund	$21,201	N/	A	$10,610	N/	A
Hodges Small-Mid Cap Fund	$3,392	N/	A	$9,508	N/	A
Hodges Pure Contrarian Fund	$849	N/	A	$9,257	N/	A
Hodges Blue Chip 25 Fund	$1,519	N/	A	$9,394	N/	A
Hodges Equity Income Fund	$4,246	N/	A	$9,530	N/	A

For the six months ended September 30, 2015, First Dallas Securities, an affiliate of the Advisor, received $242,025, $550,333, $132,931, $18,242, $15,687, $3,861, and $4,635 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund’s portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2015, were as follows:

	Purchases	Sales
Hodges Fund(a)	$94,809,130	$145,507,581
Hodges Small Cap Fund(b)	583,178,636	448,573,935
Hodges Small Intrinsic Value Fund(c)	87,972,734	23,042,981
Hodges Small-Mid Cap Fund	14,527,634	9,580,747
Hodges Pure Contrarian Fund	3,782,787	4,479,585
Hodges Blue Chip 25 Fund	4,171,000	5,054,829
Hodges Equity Income Fund	3,866,823	6,080,832

(a)	Includes $3,425,000 of sales directly with affiliates.
(b)	Includes $2,936,000 of purchases directly with affiliates.
(c)	Includes $489,000 of purchases directly with affiliates.

The proceeds from the sales of U.S. Government obligations for the Hodges Small Cap Fund for the six months ended September 30, 2015, were $3,200,000.  There were no purchases of U.S. Government obligations for the Hodges Small Cap Fund for the six months ended September 30, 2015.  There were no purchases or sales of U.S. Government obligations for the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Pure Contrarian Fund, the Hodges Blue Chip 25 Fund, or the Hodges Equity Income Fund for the six months ended September 30, 2015.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2015 (estimated), and the year ended March 31, 2015, for each Fund was as follows:

Hodges Small Cap Fund
	September 30, 2015	March 31, 2015
Distributions paid from:
Long-term capital gain*	$—	$15,163,320
Ordinary income	$—	$7,818,815

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Small Intrinsic Value Fund
	September 30, 2015	March 31, 2015
Distributions paid from:
Long-term capital gain*	$—	$—
Ordinary income	$—	$16,753

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	September 30, 2015	March 31, 2015
Distributions paid from:
Long-term capital gain*	$—	$192,019
Ordinary income	$—	$996,895

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Blue Chip Fund
	September 30, 2015	March 31, 2015
Distributions paid from:
Long-term capital gain*	$—	$535,139
Ordinary income	$—	$167,785

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Equity Income Fund
	September 30, 2015	March 31, 2015
Distributions paid from:
Long-term capital gain*	$—	$555,102
Ordinary income	$175,669	$411,335

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

For the six months ended September 30, 2015, and the year ended March 31, 2015, there were no distributions for the Hodges Fund or the Hodges Small-Mid Cap Fund.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

As of March 31, 2015, the components of distributable earnings on a tax basis were as follows (a):

		Hodges Small
	Hodges Fund	Cap Fund
Cost of investments	$297,767,569	$1,695,739,624
Gross tax unrealized appreciation	80,378,630	451,044,414
Gross tax unrealized depreciation	(35,441,242)	(88,261,898)
Net tax unrealized appreciation on written options	—	113,313
Net tax unrealized appreciation	44,937,388	362,895,829
Undistributed ordinary income	2,396,988	—
Undistributed long-term capital gain	—	6,204,862
Total distributable earnings	2,396,988	6,204,862
Other accumulated loss	(45,571,956)	—
Total accumulated gain/(loss)	$1,762,420	$369,100,691

	Hodges Small Intrinsic	Hodges Small-Mid
	Value Fund	Cap Fund
Cost of investments	$27,602,256	$13,220,990
Gross tax unrealized appreciation	3,735,244	1,851,060
Gross tax unrealized depreciation	(632,689)	(433,857)
Net tax unrealized appreciation	3,102,555	1,417,203
Undistributed ordinary income	616,658	78,682
Undistributed long-term capital gain	171,163	—
Total distributable earnings	787,821	78,682
Other accumulated loss	—	(387,819)
Total accumulated gain/(loss)	$3,890,376	$1,108,066

	Hodges Pure	Hodges Blue
	Contrarian Fund	Chip 25 Fund
Cost of investments	$9,011,226	$11,396,885
Gross tax unrealized appreciation	1,321,028	2,978,607
Gross tax unrealized depreciation	(1,180,883)	(228,035)
Net tax unrealized appreciation	140,145	2,750,572
Undistributed ordinary income	188,995	—
Undistributed long-term capital gain	—	103,311
Total distributable earnings	188,995	103,311
Other accumulated loss	(42,467)	—
Total accumulated gain/(loss)	$286,673	$2,853,883

	Hodges Equity
	Income Fund
Cost of investments	$14,703,735
Gross tax unrealized appreciation	5,005,830
Gross tax unrealized depreciation	(354,857)
Net tax unrealized appreciation	4,650,973
Undistributed ordinary income	—
Undistributed long-term capital gain	267,123
Total distributable earnings	267,123
Other accumulated loss	—
Total accumulated gain/(loss)	$4,918,096

(a)
Because tax adjustments are calculated annually, the above tables reflect the tax adjustments at each Fund’s previous fiscal year end.  The difference between book basis and tax basis unrealized appreciation was attributable to the treatment of wash sales.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor.  For the six months ended September 30, 2015, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2015, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $56,106,797, representing 22.8% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2015	Purchases	Sales	2015	Gain (Loss)	Income	2015	Cost
A.H. Belo Corp. – Class A	846,950	—	—	846,950	$—	$135,512	$4,175,464	$4,139,991
Comstock Resources, Inc.	1,600,000	1,458,000	—	3,058,000	$—	$—	$5,840,780	$11,905,064
The Dixie Group, Inc.	953,100	—	—	953,100	$—	$—	$7,967,916	$8,881,306
Luby’s, Inc.	1,950,000	—	230,000	1,720,000	$(438,101)	$—	$8,548,400	$12,227,484
Texas Pacific Land Trust	259,659	—	48,791	210,868	$5,732,437	$—	$29,574,237	$6,247,604
Total					$5,294,336	$135,512	$56,106,797	$43,401,449

Hodges Small Cap Fund

As of September 30, 2015, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $104,597,926, representing 5.6% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2015	Purchases	Sales	2015	Gain (Loss)	Income	2015	Cost
Comstock Resources, Inc.	1,700,000	410,000	—	2,110,000	$—	$—	$4,030,100	$16,909,844
Interphase Corp.	1,367,000	43,254	585,254	825,000	$(1,287,274)	$—	$140,250	$1,948,493
Luby’s, Inc.	—	940,000	—	940,000	$—	$—	$4,671,800	$4,479,100
Shoe Carnival, Inc.	1,190,000	—	29,105	1,160,895	$364,630	$146,858	$27,629,301	$23,897,522
Texas Pacific Land Trust	205,300	30,000	—	235,300	$—	$—	$33,000,825	$18,738,089
U.S. Concrete, Inc.	750,000	35,000	50,000	735,000	$1,457,107	$—	$35,125,650	$18,816,514
Total					$534,463	$146,858	$104,597,926	$84,789,562

Hodges Small Intrinsic Value Fund

As of September 30, 2015, the market value of all securities of affiliated companies held in the Hodges Small Intrinsic Value Fund amounted to $7,385,950, representing 8.5% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2015	Purchases	Sales	2015	Gain (Loss)	Income	2015	Cost
A.H. Belo Corp. – Class A	—	150,000	—	150,000	$—	$—	$739,500	$714,000
The Dixie Group, Inc.	65,000	141,000	6,000	200,000	$(8,987)	$—	$1,672,000	$2,020,279
Shoe Carnival, Inc.	30,000	60,000	15,000	75,000	$138,222	$6,090	$1,785,000	$1,964,584
Texas Pacific Land Trust	—	4,000	—	4,000	$—	$—	$561,000	$421,253
U.S. Concrete, Inc.	22,000	39,000	6,000	55,000	$132,391	$—	$2,628,450	$2,015,282
Total					$261,626	$6,090	$7,385,950	$7,135,398

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited) (Continued)

Hodges Small-Mid Cap Fund

As of September 30, 2015, the market value of all securities of affiliated companies held in the Hodges Small-Mid Cap Fund amounted to $350,625, representing 2.0% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2015	Purchases	Sales	2015	Gain (Loss)	Income	2015	Cost
Texas Pacific Land Trust	2,500	—	—	2,500	$—	$—	$350,625	$279,632
Total					$—	$—	$350,625	$279,632

Hodges Pure Contrarian Fund

As of September 30, 2015, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $1,732,893, representing 25.5% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2015	Purchases	Sales	2015	Gain (Loss)	Income	2015	Cost
A.H. Belo Corp. – Class A	110,100	—	—	110,100	$—	$17,616	$542,793	$689,117
Comstock Resources, Inc.	—	117,000	12,000	105,000	$(10,628)	$—	$200,550	$466,237
The Dixie Group, Inc.	50,000	—	—	50,000	$—	$—	$418,000	$557,723
Luby’s, Inc.	115,000	—	—	115,000	$—	$—	$571,550	$629,000
Total					$(10,628)	$17,616	$1,732,893	$2,342,077

Hodges Blue Chip 25 Fund

As of September 30, 2015, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $701,250, representing 5.7% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2015	Purchases	Sales	2015	Gain (Loss)	Income	2015	Cost
Texas Pacific Land Trust	5,000	—	—	5,000	$—	$—	$701,250	$224,305
Total					$—	$—	$701,250	$224,305

Hodges Equity Income Fund

As of and for the six months ended September 30, 2015, the Hodges Equity Income Fund did not hold any securities in affiliated companies.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum lines of credit as of September 30, 2015, for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund are $14,000,000, $40,000,000, $4,000,000, $2,500,000, $700,000, $600,000, and $1,500,000, respectively.  For the six months ended September 30, 2015, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the six months ended September 30, 2015, the Hodges Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund had outstanding average daily loan balances of $429,973, $20,284, and $33,131, respectively. The maximum amounts outstanding during the six months ended September 30, 2015, were $7,151,000, $600,000, and $894,000 for the Hodges Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, respectively. Interest expenses for the six months ended September 30, 2015, are disclosed in the Statements of Operations. During the six months ended September 30, 2015, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund did not utilize their lines of credit. At September 30, 2015, none of the Funds had a loan payable balance.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND

HODGES SMALL CAP FUND

HODGES BLUE CHIP 25 FUND

HODGES EQUITY INCOME FUND

HODGES PURE CONTRARIAN FUND

HODGES SMALL INTRINSIC VALUE FUND

HODGES SMALL-MID CAP FUND

At a meeting held on August 17 and 18, 2015, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund, the Hodges Pure Contrarian Fund, the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund (each a “Fund” and together, the “Funds”).  At this meeting and at a prior meeting held on May 28 and 29, 2015, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the Advisor does not replicate any of the Funds’ investment styles in separately managed accounts, with the exception of the Hodges Small Cap Fund (which slightly underperformed the small cap strategy composite).

For the Hodges Fund, the Board noted that the Fund underperformed its peer group median for the one-year and five-year periods ended March 31, 2015, significantly outperformed its peer group median for the three-year period ended March 31, 2015, and was in line with its peer group median for the ten-year time period ended March 31, 2015.  The Board also considered the performance of the Fund against a broad-based securities market benchmark, noting it underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods ended December 31, 2014.

For the Hodges Small Cap Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year, three-year, and five-year periods ended March 31, 2015.  The Board also considered the outperformance of the Fund against a broad-based securities market benchmark for the period ended December 31, 2014.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

For the Hodges Blue Chip 25 Fund, the Board noted that the Fund underperformed its peer group median for the one-year period, outperformed its peer group median for the three-and five-year period ended March 31, 2015.  The Board also considered the underperformance of the Fund against a broad-based securities market benchmark for the period ended December 31, 2014.

For the Hodges Equity Income Fund, the Board noted that the Fund outperformed its peer group median for the one-year and five-year periods ended March 31, 2015 and underperformed its peer group median for the three-year time period ended March 31, 2015.  The Board also considered the underperformance of the Fund against a broad-based securities market benchmark for the period ended December 31, 2014.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund significantly underperformed its peer group median for the one-year, three-year and five-year periods ended March 31, 2015.  The Board also considered the underperformance of the Fund against a broad-based securities market benchmark for the period ended December 31, 2014.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year period ended March 31, 2015.  The Board also considered the outperformance of the Fund against a broad-based securities market benchmark for the period ended December 31, 2014.  In considering the performance of the Hodges Small Intrinsic Value Fund, the Board considered that the Fund has less than two years of operations.

For the Hodges Small-Mid Cap Fund, the Board noted that the Fund underperformed its peer group median for the one-year period ended March 31, 2015.  The Board also considered the underperformance of the Fund against a broad-based securities market benchmark for the period ended December 31, 2014.  In considering the performance of the Hodges Small-Mid Cap Fund, the Board considered that the Fund has less than two years of operations.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate any of the Funds’ investment styles in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Trustees noted that the Fund’s advisory fee was higher than its peer group median and average and the net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and lower than its peer group average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares and 1.15% for its Institutional Class shares (the “Expense Caps”).  The Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was lower than its peer group median and equal to its peer group average.  The Trustees found that the fees charged to the Hodges Small Cap Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the greater costs to the Advisor of managing the Fund.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Blue Chip 25 Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was lower than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was in line with its peer group median and lower than the average of its peer group.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was lower than its peer group median and average and the net expense ratio (less Rule 12b-1 fees) was slightly higher than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

For the Hodges Small Intrinsic Value Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.29% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Small-Mid Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was in line with its peer group median and lower than its peer group average and the net expense ratio (less Rule 12b-1 fees) was lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund, other than the Hodges Fund, does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result, was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•     Information we receive about you on applications or other forms;

•     Information you give us verbally; and/or

•     Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2015

Fund	Retail Class	Institutional Class

Hodges Fund
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232

Hodges Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224

Hodges Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A

Hodges Small-Mid Cap Fund
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A

Hodges Pure Contrarian Fund
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Blue Chip 25 Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

Hodges Equity Income Fund
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
PAUL HASTINGS LLP
Park Avenue Tower, 75 E. 55th Street, Floor 15, New York, New York 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date November 25, 2015

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date November 25, 2015